Summary of Significant Accounting Policies (Diluted EPS Calculation for Continuing Operations) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income from continuing operations	$ 1,204	$ 982	$ 565
Less: Net income attributable to non-controlling interests	25	22	16
Net income attributable to the Company	1,176	993	855
Basic weighted average common shares outstanding	544	542	540
Dilutive weighted average common shares outstanding	552	551	544
Segment, Continuing Operations [Member]
Net income from continuing operations	1,204	982	565
Less: Net income attributable to non-controlling interests	25	22	16
Net income attributable to the Company	1,179	960	549
Less: Portion attributable to participating securities	2	6	6
Net income attributable to common shares for diluted earnings per share	$ 1,177	$ 954	$ 543
Basic weighted average common shares outstanding	544	542	540
Dilutive effect of potentially issuable common shares	8	9	4
Dilutive weighted average common shares outstanding	552	551	544
Average stock price used to calculate common stock equivalents	$ 33.10	$ 29.40	$ 23.76